STOCK-BASED COMPENSATION PLANS - Deferred share unit and performance share unit plans (Details) $ in Millions		12 Months Ended
	Jul. 13, 2016	Dec. 31, 2020 CAD ($) EquityInstruments	Dec. 31, 2019 CAD ($) EquityInstruments
STOCK-BASED COMPENSATION PLANS
Cash consideration paid on redemption of shares | $		$ 4.3	$ 4.7
Quebecor deferred share unit plan, employees
STOCK-BASED COMPENSATION PLANS
Vesting life of share based awards	6 years
Number of units outstanding		136,942	147,309
Quebecor performance shares, employees
STOCK-BASED COMPENSATION PLANS
Vesting life of share based awards	3 years
Number of units outstanding			108,467
TVA group deferred share unit plan, employees
STOCK-BASED COMPENSATION PLANS
Number of units outstanding		196,965	223,653
TVA group performance shares, employees
STOCK-BASED COMPENSATION PLANS
Number of units outstanding			131,129